Segment Information - Property, Plant and Equipment, by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	$ 397,029	$ 390,773
United States
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	210,041	221,604
Central and South America
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	164,553	146,245
Other international
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	$ 22,435	$ 22,924